Offerings - Offering: 1	Aug. 05, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price or number of debt securities is being registered as may from time to time be offered at indeterminate prices. We will determine these amounts from time to time in connection with issuances of debt securities registered under this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a "pay-as-you-go basis."